Dividends	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Dividends
22.	DIVIDENDS

In 2016, preferred share dividends in the amount of $nil (2015 – $13 million) and common share dividends in the amount of $2 million (2015 – $875 million) were declared.

In August 2015, Hydro One declared a dividend in-kind on its common shares payable in all of the issued and outstanding shares of Hydro One Brampton (see note 4).